Trade Receivable (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other current receivables [abstract]
Summary of Trade Receivable

	December 31,	June 30,
	2022	2023
Trade receivable	$—	$12,000,000
Loss allowance	—	—
	$—	$12,000,000